ANNUAL SHAREHOLDER LETTER

MONTEAGLE FIXED INCOME FUND                                            FALL 2000

DEAR SHAREHOLDER,

As the new millennium begins a new era in history, so does the Monteagle Fixed Income Fund signal the start of a new fund for intermediate-term bond investors. Both events have brought forth great expectations.

As we began the year, the concern for most bond investors was the possibility of increasing inflation in the economy. The Federal Reserve Board had been paying close attention to the seemingly, never-ending robust economy resulting in tight labor markets and the potential for higher wages and prices. In response, the Federal Open Market Committee raised short-term interest rates three times since the beginning of 2000. The last raise coming in May has likely signaled the end of Fed tightening, but maintained the bias the Fed has had for combating inflation.

Bond prices in the intermediate and long-term markets acted positively to the last Fed increase. The bond market took comfort in the fact that the Fed had acted aggressively to avert a potential inflationary spiral. Most bond market participants correctly perceived that the Fed was probably done tightening for 2000 and no further action would be taken pending the outcome of the Presidential election in the fall.

Prior to the last Fed rate increase our proprietary bond market model (the "BMW" or Bond Market Watch) signaled a potential for lower interest rates. As interest rates fall bond prices rise, with intermediate and long-term bonds usually rising higher in price than shorter maturities. We acted upon this signal by lengthening our average maturity in the portfolio to take advantage of this anticipated interest rate drop. This strategy proved very beneficial to investors in the Fund. Intermediate-term interest rates have come down nearly 100 basis points since the beginning of the year.

The Fund also took advantage of wider interest rate or yield differences between the Treasury bond market and the corporate bond market. This yield rate difference, known as the "spread," caused high-grade corporate bonds to be more attractive on a total return basis than other bond market sectors.

Two factors will likely cause some market volatility in the near future. First, the outcome of the election, which may have long-term economic consequences; and second, the rise in world petroleum prices, which eventually work their way into the world's economies. As we take steps to keep portfolio volatility at a moderate level, we are confident in our ability and tools used to manage the Fund for the intermediate-term fixed income investor.

 Date         LB Int Gvt./Credit      Monteagle Fixed Income
                 Index - $10,487        - $10,454

     12/20/99        10,000.00        10,000.00
     12/31/99         9,967.00         9,976.25
      1/31/00         9,930.12         9,929.74
      2/29/00        10,011.55        10,004.40
      3/31/00        10,115.67        10,109.70
      4/28/00        10,092.40        10,085.23
      5/31/00        10,108.55        10,058.92
      6/30/00        10,286.46        10,240.10
      7/31/00        10,364.64        10,323.22
      8/31/00        10,486.94        10,453.73

THIS  GRAPH,  PREPARED  IN  ACCORDANCE  WITH  SEC  REGULATIONS,
COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED LEHMAN BROTHERS INTERMEDIATE TERM GVT./CREDIT BOND INDEX ON DECEMBER 20, 1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND LEHMAN BROTHERS INTERMEDIATE TERM GOV./CREDIT BOND INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/99 -8/31/00
                                   -----------------                    -----------------
MONTEAGLE FIXED INCOME                   4.49%                                4.54%
FUND

LB IT Gvt./Credit TR                     4.75%                                4.87%

Sincerely,

HOWE AND RUSLING

Thomas G. Rusling
President

MONTEAGLE LARGE-CAP FUND                                               FALL 2000

DEAR SHAREHOLDER,

The three main factors that have driven the bull market over the past several years have been low inflation, strong earnings growth, and an accommodative Federal Reserve. Two of those factors are no longer present. Monetary policy has become more restrictive, which has caused a slowdown in earnings growth.

The net result has been the most difficult equity markets in a decade. Technology stocks have been particularly hard hit with NASDAQ falling as much as 40% from its high, a bear market by any definition. Internet stocks were quite simply a disaster with many of the stocks falling over 80% from their highs.

Fortunately, we had taken some protective measures that mitigated the effect of the decline in tech stocks. First, we completely avoided the speculation in the "dot.coms" (now redubbed the "dot.bombs"). This was simply a function of following our discipline of investing in companies with consistent earnings growth selling at reasonable valuations.

In addition, our discipline indicated that the valuation of technology stocks, particularly compared to their "old economy" brethren, had become excessively high. As a result, we systematically reduced our holdings in technology stocks throughout the late winter and early spring. We currently have the lowest exposure in technology stocks that we have had in several years.

This leaves us in an excellent position to take advantage of increasingly attractive valuations in tech stocks. We still believe that technology is the growth engine for the economy and the best place for growth investors over time. Over the next several months we anticipate taking advantage of the wonderful opportunities the technology sell off has created.

Date          S&P 500 Index        Monteagle Large-Cap Fund
                 - $10,410          - $9,920

      1/18/00     10,000.00        10,000.00
      1/31/00      9,497.63         9,390.00
      2/29/00      9,318.02         9,430.00
      3/31/00     10,229.02         9,860.00
      4/28/00      9,921.39         9,630.00
      5/31/00      9,717.72         9,390.00
      6/30/00      9,957.32         9,430.00
      7/31/00      9,801.41         9,640.00
      8/31/00     10,409.87         9,920.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED S&P 500 INDEX ON JANUARY 18, 2000 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND S&P 500 INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                     1/18/00 -8/31/00
                                   -----------------                     ----------------
MONTEAGLE LARGE-CAP FUND                 5.20%                               (0.80)%
S&P 500 Index                            11.72%                               4.10%

Sincerely,

HOWE AND RUSLING

Thomas G. Rusling
President

MONTEAGLE OPPORTUNITY GROWTH FUND                                      FALL 2000

DEAR SHAREHOLDER,

 Date         S&P 500 Index     Monteagle Opportunity Growth Fund
               - $11,023         - $11,210

     12/20/99     10,000.00      10,000.00
     12/31/99     10,588.60      11,360.00
      1/31/00     10,056.66      11,400.00
      2/29/00      9,866.48      17,100.00
      3/31/00     10,831.10      13,710.00
      4/28/00     10,505.36      11,300.00
      5/31/00     10,289.70       9,270.00
      6/30/00     10,543.41      10,010.00
      7/31/00     10,378.32       9,480.00
      8/31/00     11,022.59      11,210.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED S&P 500 INDEX ON DECEMBER 20,1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND S&P 500 INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/00 -8/31/00
                                   -----------------                    -----------------
  MONTEAGLE OPPORTUNITY                 (34.44)%                              12.10%
       GROWTH FUND

      S&P 500 Index                      11.72%                               10.23%


Bears had the run of Wall Street for yet another quarter as investor concerns about skyrocketing energy prices, rising interest rates, and global inflation unsettled the markets.

The deflated "wealth effect," punctured by a collapsing stock market, where an estimated 60% of U.S. households are investors, has signified possibly larger problems for retailers as six interest rate increases, and the oil price surge are beginning to curb spending.

By most estimates, according to the The Wall Street Journal, the economy is "downshifting," and with it has come a flood of disappointing earnings pre-announcements. Not to be caught napping in this clearly hostile earnings environment, the NASDAQ composite index plunged 12.7% in September. It was the worst September in this index's 29-year history as the market dismantled some of the most visible names in corporate America -- a true-life "Ride of the Valkyries".

It is becoming clearer to investors that the second-half boom forecast by most analysts will not materialize. The debate, today, is whether the bull market is over, or merely pausing, before it resumes growth at a more moderate pace. By most estimates, technology stocks will continue to show the most consistent earnings and revenue growth and will lead the market, even in a period of slower economic growth. It is the direction of this leadership, up or down, that remains to be seen.

As of October 31, 2000, the Monteagle Opportunity Growth Fund is hedged on that question with about 12% of the portfolio held in technology stocks, 20% in energy stocks, and 21% in drug/healthcare stocks. The Fund holds about 47% in cash or cash equivalents.

Sincerely,


T.H. Fitzgerald, Jr.


MONTEAGLE VALUE FUND                                                   Fall 2000

DEAR SHAREHOLDER,

We are pleased to report a successful inaugural year ending August 31, 2000 for the Monteagle Value Fund. In the past twelve months, the financial markets have endured an extremely volatile period. Markets soared throughout 1999 and into early 2000 before higher short-term interest rates halted the market's climb in mid-March.

The Dow Jones Industrial Average and the NASDAQ have fallen 4.57% and 17.20% respectively through October 31, 2000, yet the twelve-month returns remain positive at +4.61% and 13.74% respectively. The markets reached the speculative phase in 1999 and continued on that track until excess liquidity dried up in March 2000.

Since its inception on December 20, 1999 registration date, the Monteagle Value Fund's price has risen from $10.00 to its October 31, 2000 price of $11.93 returning +19.3% for that period of time. For the same period of time, the Dow Jones Industrial Average and the NASDAQ are down 0.32% and 10.82% respectively. The Fund currently trades at 14.62 times 2000 earnings and has an estimated yield of 2.2%.

 Date        Russell 2000 Value Monteagle Value Fund
               Index - $11,978   - $11,660
     12/20/99     10,000.00     10,000.00
     12/31/99     10,482.75     10,250.00
      1/31/00     10,208.61      9,930.00
      2/29/00     10,832.56      9,240.00
      3/31/00     10,883.36     10,240.00
      4/28/00     10,947.76     10,200.00
      5/31/00     10,780.72     10,600.00
      6/30/00     11,095.72     10,610.00
      7/31/00     11,465.42     10,760.00
      8/31/00     11,978.01     11,660.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED RUSSELL 2000 VALUE INDEX ON DECEMBER 20, 1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND RUSSELL 2000 VALUE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            PERFORMANCE
                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/00 -8/31/00
                                   -----------------                    -----------------
MONTEAGLE VALUE FUND                     26.19%                               16.60%
Russell 2000 Value Index                 10.57%                               19.78%


The Federal Reserve worked to reduce excess liquidity in the markets as monetary growth slowed during the second and third quarter of 2000. Federal Reserve Chairman Alan Greenspan remains biased toward tightening. Higher energy prices and full employment are adding to the strain on the markets as inflationary pressures reduce investment returns.

The leadership in the equity markets for 2000 is concentrated in defense contractors, health care, savings and loans, natural gas, tobacco, hospital management, investment banks, and energy exploration companies. Groups that have significantly underperformed include containers, telecommunications, office equipment, steel, household furnishings, photography, aluminum and paper and forest products.

In the coming months, we believe the Federal Reserve will do what is necessary to orchestrate an economic soft landing. We believe that the Monteagle Value Fund is positioned to benefit from the current economic conditions and remain committed to buying companies which trade below average market valuations based on book values, price/earnings ratios and dividend yields.

In conclusion, the Monteagle Value Fund investment strategy remains to offer investors a lower risk portfolio of stocks producing positive investment returns over time.

Sincerely,


Russell L. Robinson
President

Robinson Investment Group


Monteagle Fixed Income Fund
Schedule of Investments - August 31, 2000
                                                                                 Principal
                                                                                    Amount                Value
CORPORATE BONDS - 39.8%
Archer Daniels Midland Co. 8.125%, 06/01/2012                                    1,000,000          $ 1,043,263
Caterpillar, Inc.  9.375%, 08/18/2011                                            1,000,000            1,133,425
ChaseManhattan Corp. 7.875%, 07/15/2006                                          1,050,000            1,078,161
Cit Group Holdings, Inc.  6.625%, 06/15/2005                                       850,000              819,013
Commercial Credit 10.00%, 12/01/2008                                             1,000,000            1,150,764
Daimler  Chrysler NA Holding 8.00%, 06/15/2010                                     500,000              513,404
Deutsche Telekom International 8.00%, 06/15/2010                                 1,000,000            1,014,283
Equifax, Inc.  6.50%, 06/15/2003                                                   500,000              492,210
Lehman Brothers Holdings, Inc.  7.875%, 11/01/2009                                 600,000              601,513
Maytag Corp. 7.61%, 03/3/2003                                                      250,000              248,967
MBIA, Inc. NT 9.375%, 02/15/2011                                                   376,000              418,914
MCI Communications Corp. 7.50%, 08/20/2004                                         550,000              554,626
Merrill Lynch & Co. Inc. 8.00%, 06/01/2007                                         500,000              514,790
Monsanto Co.  8.875%, 12/15/2009                                                   250,000              277,291
Morgan Stanley Dean Witter & Co. 8.00%, 06/15/2010                                 600,000              622,739
Norfolk Southern Corp. 7.750%, 08/15/2002                                          200,000              202,215
Vodafone Airtouch PLC  7.00%, 10/1/2003                                            500,000              495,474
Wal-Mart Stores, Inc. 6.875%, 08/10/2009                                           500,000              496,150
                                                                                               -----------------
                                                                                               -----------------

TOTAL CORPORATE BONDS  (Cost $11,709,613)                                                            11,677,202
                                                                                               -----------------
                                                                                               -----------------

MUNICIPAL OBLIGATIONS - 30.3%

Municipal Obligations (General) - 17.4%
Buffalo NY Pension Systems Services  8.50%, 08/15/2005                             500,000              528,075
Delaware River Port Authority  7.50%, 01/01/2012                                 1,500,000            1,500,135
Los Angeles County CA Pension Obligation Series D 5.92%,  06/30/2007             1,100,000            1,082,323
Mississippi  Street MS Farm Reform Act Series N & Ecomony
   Development Highway Act Series F 6.20%, 09/01/2010                              345,000              318,187
Morris TN 6.00%, 03/01/2007                                                        410,000              384,449
NJ Sports & Expos  7.37%, 03/01/2007                                               500,000              505,235
Tulare County CA Pension Obligation 7.31%, 08/15/2010                              800,000              799,944
                                                                                               -----------------
                                                                                               -----------------
                                                                                                      5,118,348
                                                                                               -----------------
                                                                                               -----------------
Monteagle Fixed Income Fund
Schedule of Investments - August 31, 2000 - continued

                                                                                 Principal
                                                                                    Amount                Value
MUNICIPAL OBLIGATIONS  - continued

Municipal Obligations (Revenue) - 12.9%
Atlanta & Fulton County GA Recreation Authority Downtown
   Arena project 6.625%, 12/01/2011                                                300,000            $ 283,734
Detroit MI Downtown Development Authority 6.30%, 0701/2010                         500,000              464,985
Harris County Houston Texas Sports Authority 6.15%, 11/15/2008                     300,000              279,843
LaGrange, GA  Development Authority  6.10%, 02/01/2010                             750,000              688,995
New York City, NY Transportation Finance Authority
   6.25%, 05/01/2009                                                               700,000              654,220
New York Street Environmental Facilities Corp. 6.66%, 03/15/2007                   950,000              922,678
New York Street Mortgage Agency  6.70%, 10/01/2004                                 500,000              493,540
                                                                                               -----------------
                                                                                               -----------------
                                                                                                      3,787,995
                                                                                               -----------------
                                                                                               -----------------

TOTAL MUNICIPAL OBLIGATIONS ( Cost $9,312,794)                                                        8,906,343
                                                                                               -----------------
                                                                                               -----------------

U.S. TREASURY AND AGENCY OBLIGATIONS - 27.1%
Federal Home Loan Bank 7.46%, 08/24/2006                                           500,000              496,955
Federal Home Loan Bank 6.120%, 08/26/2008                                          500,000              469,148
Federal Home Loan Bank 7.00%, 03/15/2010                                           450,000              453,918
Federal National Mortgage Association  6.04%, 02/25/2009                         1,000,000              927,227
Federal National Mortgage Association  6.58%, 12/17/2007                         1,200,000            1,161,713
Federal National Mortgage Association  6.60%, 03/11/2009                           850,000              817,004
Federal National Mortgage Association 6.56%, 11/26/2007                            675,000              650,325
US Treasury Notes 7.25%, 05/15/2004                                                100,000              103,812
US Treasury Notes 7.25%, 08/15/2004                                                400,000              416,625
US Treasury Notes 6.50%, 02/15/2010                                              1,000,000            1,044,063
US Treasury Notes 5.625%, 05/15/2008                                             1,275,000            1,250,297
US Treasury Notes 5.50%,  05/15/2009                                               150,000              145,828
                                                                                               -----------------
                                                                                               -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS  (Cost $8,133,003)                                           7,936,915
                                                                                               -----------------
                                                                                               -----------------

                                                                                 Principal
                                                                                    Amount                Value
Money Market Securities - 1.7%
Firstar Treasury Fund, 5.53% (a) (Cost $501,094)                                   501,094              501,094
                                                                                               -----------------
                                                                                               -----------------


TOTAL INVESTMENTS - 98.9% (Cost $29,656,504)                                                         29,021,554
                                                                                               -----------------
                                                                                               -----------------
Other assets less liabilities - 1.1%                                                                    324,387
                                                                                               -----------------
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                          $ 29,345,941
                                                                                               =================
                                                                                               =================


(a) Floating rate security; the coupon rate shown represents the rate at August 31, 2000.

Monteagle Fixed Income Fund                                                              August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $29,656,504)                                                 $ 29,021,554
Receivable for fund shares sold                                                                   54,665
Interest receivable                                                                              431,999
                                                                                      -------------------
   Total assets                                                                               29,508,218

Liabilities
Accrued investment advisory fee                                          $ 28,431
Dividends payable                                                         133,846
                                                                 -----------------

   Total liabilities                                                                             162,277
                                                                                      -------------------

Net Assets                                                                                  $ 29,345,941
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                             $ 30,288,043
Accumulated net realized loss on investments                                                    (307,152)
Net unrealized depreciation on investments                                                      (634,950)
                                                                                      -------------------

Net Assets, for 2,915,703 shares                                                            $ 29,345,941
                                                                                      ===================

Net Assets
Offering price and redemption price per share ($29,345,941 / 2,915,703)                          $ 10.06
                                                                                      ===================

Monteagle Fixed Income Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Interest income                                                                                 $ 1,053,983
                                                                                          ------------------
Total Income                                                                                      1,053,983


Expenses
Investment advisory fee                                                       $ 235,276
Trustees' fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                            236,126
                                                                                          ------------------
Net Investment Income                                                                               817,857
                                                                                          ------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                     (307,152)
Change in net unrealized appreciation
   on investment securities                                                     793,704
                                                                      ------------------
Net gain on investment securities                                                                   486,552
                                                                                          ------------------
Net increase in net assets resulting from operations                                            $ 1,304,409
                                                                                          ==================



Monteagle Fixed Income Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000



Increase (Decrease) in Net Assets
Operations
   Net investment income                                                              $ 817,857
   Net realized loss on investment securities                                          (307,152)
   Change in net unrealized appreciation                                                793,704
                                                                               -----------------
                                                                               -----------------
   Net increase in net assets resulting from operations                               1,304,409
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                        (1,131,991)
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                               (1,131,991)
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                  31,244,919
   Shares issued in reinvestment of distributions                                        48,153
   Shares redeemed                                                                   (2,119,549)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           29,173,523
                                                                               -----------------
                                                                               -----------------
   Total increase in net assets                                                      29,345,941
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $0]                                                     $ 29,345,941
                                                                               =================


Monteagle Fixed Income Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.28
   Net realized and unrealized gain                         0.16
                                                   --------------
Total from investment operations                            0.44
                                                   --------------
Less Distributions
  From net investment income                               (0.38)
                                                   --------------
Total distributions                                        (0.38)
                                                   --------------
Net asset value, end of period                           $ 10.06
                                                   ==============

Total Return (a)                                           4.54%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 29,346
Ratio of expenses to average net assets                    1.15% (b)
Ratio of net investment income to
   average net assets                                      3.97% (b)
Portfolio turnover rate                                   58.87% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Large Cap Fund
Schedule of Investments - August 31, 2000

Common Stocks - 92.1%                                               Shares                         Value

Cement, Hydraulic - 4.0%
Southdown, Inc.                                                          8,270                       $ 518,943
                                                                                              -----------------
                                                                                              -----------------

Computer Communication Equipment - 4.3%
Cisco Systems, Inc. (a)                                                  8,050                         552,431
                                                                                              -----------------
                                                                                              -----------------

Computers & Office Equipment - 4.9%
Hewlett Packard Co.                                                      5,170                         624,278
                                                                                              -----------------
                                                                                              -----------------

Construction, Mining & Materials Handling - 4.0%
Dover Corp.                                                             10,600                         518,075
                                                                                              -----------------
                                                                                              -----------------

Diversified - Manufacturing - 4.7%
Tyco International, Ltd.                                                10,550                           601,350
                                                                                              -----------------
                                                                                              -----------------

Drug - Wholesale - 4.3%
Cardinal Health, Inc.                                                    6,740                          551,416
                                                                                              -----------------
                                                                                              -----------------

Insurance - 8.0%
American International Group, Inc.                                       6,600                         588,225
MGIC Investment Corp.                                                    7,330                         431,096
                                                                                              -----------------
                                                                                              -----------------
                                                                                                     1,019,321
                                                                                              -----------------
                                                                                              -----------------
National Commercial Banks - 4.7%
Citigroup, Inc.                                                         10,267                         599,317
                                                                                              -----------------
                                                                                              -----------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.4%
Colgate-Palmolive Co.                                                    8,650                         440,609
                                                                                              -----------------
                                                                                              -----------------

Petroleum Refining - 3.8%
Shell Transportation & Trading Co. PLC  (c)                              9,590                         493,286
                                                                                              -----------------
                                                                                              -----------------

Pharmaceutical Preparations - 9.3%
Elan Corp. PLC  (a) (c)                                                 11,020                         642,604
Johnson & Johnson                                                        5,930                         545,189
                                                                                              -----------------
                                                                                              -----------------
                                                                                                     1,187,793
                                                                                              -----------------
                                                                                              -----------------
Retail - Lumber & Other Building Materials Dealers - 2.8%
Home Depot, Inc.                                                         7,360                         353,740
                                                                                              -----------------
                                                                                              -----------------

Retail - Variety Stores - 3.8%
Dollar Tree Stores, Inc. (a)                                            12,150                         492,834
                                                                                              -----------------
                                                                                              -----------------

Semiconductors - 4.0%
Fairchild Semiconductor International, Inc. (a)                         12,750                         506,813
                                                                                              -----------------
                                                                                              -----------------

Services-Computer Integrated Systems Design - 4.7%
General Electric, Inc.                                                  10,300                         604,481
                                                                                              -----------------
                                                                                              -----------------

Monteagle Large Cap Fund
Schedule of Investments - August 31, 2000 - continued

Common Stocks - continued                                           Shares                         Value

Services-Computer Processing & Data Preparations - 4.0%
First Data Corp.                                                        10,600                       $ 505,488
                                                                                              -----------------
                                                                                              -----------------

Services-Engineering, Accounting, Research - 4.0%
Paychex, Inc.                                                           11,350                         506,494
                                                                                              -----------------
                                                                                              -----------------

Specialty Industry Machinery - 4.6%
Applied Materials, Inc. (a)                                              6,870                         592,966
                                                                                              -----------------
                                                                                              -----------------

Telephone & Telegraph Apparatus - 6.8%
ADC Telecommunications, Inc. (a)                                        12,240                         501,075
Polycom, Inc. (a)                                                        3,300                         370,837
                                                                                              -----------------
                                                                                              -----------------
                                                                                                       871,912
                                                                                              -----------------
                                                                                              -----------------
Telephone Communications (No Radio Telephone) - 2.0%
Verizon Communications                                                   6,020                         262,622
                                                                                              -----------------
                                                                                              -----------------

TOTAL COMMON STOCKS (Cost $10,915,633 )                                                             11,804,169
                                                                                              -----------------
                                                                                              -----------------



                                                                   Principal
                                                                     Amount                         Value
Money Market Securities - 7.7%
Firstar Treasury Fund, 5.53% (b) (Cost $994,729)                       994,729                         994,729
                                                                                              -----------------
                                                                                              -----------------

TOTAL INVESTMENTS - 99.8% (Cost $11,910,362)                                                        12,798,898
                                                                                              -----------------
                                                                                              -----------------
Other assets less liabilities - 0.2%                                                                    20,893
                                                                                              -----------------
                                                                                              -----------------
Total Net Assets - 100.0%                                                                         $ 12,819,791
                                                                                              =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.
(c) American Depository Receipt


Monteagle Large Cap Fund                                                               August 31, 2000
Statement of Assests & Liabilities for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000
Assets
Investment in securities (cost $11,910,362)                                               $ 12,798,898
Interest receivable                                                                              4,820
Dividends receivable                                                                             8,537
Receivable for fund shares sold                                                                 20,438
                                                                                     ------------------
   Total assets                                                                             12,832,693

Liabilities
Accrued investment advisory fee                                          $ 12,902
                                                                 -----------------

   Total liabilities                                                                            12,902
                                                                                     ------------------

Net Assets                                                                                $ 12,819,791
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 12,397,674
Accumulated undistributed net investment income                                                  3,613
Accumulated net realized loss on investments                                                  (470,032)
Net unrealized appreciation on investments                                                     888,536
                                                                                     ------------------

Net Assets, for 1,292,935 shares                                                          $ 12,819,791
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($  12,819,791 / 1,292,935)                       $ 9.92
                                                                                     ==================

Monteagle Large Cap Fund
Statement of Operations for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                 $ 32,992
Interest income                                                                                   18,511
                                                                                          ---------------
Total Income                                                                                      51,503


Expenses
Investment advisory fee                                                        $ 47,040
Trustees' Fee                                                                       850
                                                                      ------------------
Total operating expenses                                                                          47,890
                                                                                          ---------------
Net Investment Income                                                                              3,613

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                     (470,032)
Change in net unrealized appreciation
   on investment securities                                                     888,536
                                                                      ------------------
Net gain on investment securities                                                                418,504
                                                                                          ---------------
Net increase in net assets resulting from operations                                           $ 422,117
                                                                                          ===============

Monteagle Large Cap Fund
Statement of Changes in Net Assets for the period January 18, 2000
   (Commencement of Operations) to August 31,  2000


Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                $ 3,613
   Net realized loss on investment securities                                          (470,032)
   Change in net unrealized appreciation                                                888,536
                                                                               -----------------
                                                                               -----------------
   Net increase in net assets resulting from operations                                 422,117
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                               -----------------
                                                                               -----------------
   Total distributions                                                                        0
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                  12,609,433
   Shares issued in reinvestment of distributions                                             0
   Shares redeemed                                                                     (211,759)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           12,397,674
                                                                               -----------------
                                                                               -----------------
   Total increase in net assets                                                      12,819,791
                                                                               -----------------

Net Assets
   Beginning of period                                                                        0
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $3,613]                                                 $ 12,819,791
                                                                               =================

Monteagle Large Cap Fund
Financial Highlights for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.01
   Net realized and unrealized gain (loss)                 (0.09)
                                                   --------------
Total from investment operations                           (0.08)
                                                   --------------
Less Distributions
  From net investment income                                0.00
  From realized gain                                        0.00
                                                   --------------
                                                   --------------
Total distributions                                         0.00
                                                   --------------
Net asset value, end of period                            $ 9.92
                                                   ==============

Total Return                                             (0.80)% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                           12,820
Ratio of expenses to average net assets                    1.27% (b)
Ratio of net investment income to
   average net assets                                      0.10% (b)
Portfolio turnover rate                                   68.00% (b)


(a)  For a period of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Opportunity Growth Fund
Schedule of Investments - August 31,  2000

Common Stocks - 91.1%                                              Shares                           Value

Cogeneration Services & Small Power Products  - 3.1%
Calpine Corp. (a)                                                       23,100                      $ 2,286,900
                                                                                              ------------------
                                                                                              ------------------

Communications Equipment - 10.0%
Extreme Networks, Inc. (a)                                              30,400                        2,829,100
Juniper Networks, Inc. (a)                                              15,700                        3,355,875
MRV Communications, Inc. (a)                                            17,500                        1,348,593
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      7,533,568
                                                                                              ------------------
                                                                                              ------------------
Electronic Components, NEC -  5.5%
Power-One, Inc. (a)                                                     26,200                        4,151,063
                                                                                              ------------------
                                                                                              ------------------

Electronic Computers - 1.4%
Sun Microsystems, Inc. (a)                                               8,200                        1,040,888
                                                                                              ------------------
                                                                                              ------------------

Glass, Glassware, Pressed or Blown -  3.4%
Corning, Inc.                                                            7,800                        2,557,913
                                                                                              ------------------
                                                                                              ------------------

Laboratory Analytical Instruments  - 4.0%
Newport Corp.                                                           18,200                        2,893,800
                                                                                              ------------------
                                                                                              ------------------

Oil and Natural Gas - 2.8%
Anadarko Petroleum Corp.                                                32,400                        2,130,948
                                                                                              ------------------
                                                                                              ------------------

Pharmaceutical Preparations - 1.3%
Barr Laboratories, Inc. (a)                                             13,600                          965,600
                                                                                              ------------------
                                                                                              ------------------

Printed Circuit Boards - 10.0%
Sanmina Corp. (a)                                                       35,600                        4,200,800
Plexus Corp. (a)                                                        21,500                        3,327,125
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      7,527,925
                                                                                              ------------------
                                                                                              ------------------
Semiconductors - 24.4%
PMC Sierra, Inc. (a)                                                     7,300                        1,722,800
Applied Micro Circuits Corp. (a)                                        16,900                        3,429,643
Broadcom Corp. (a)                                                      16,900                        4,225,000
Integrated Devise Technology, Inc. (a)                                  23,300                        2,044,575
SDL, Inc. (a)                                                            7,000                        2,781,188
Semtech Corp. (a)                                                        8,700                        1,030,406
JDS Uniphase Corp. (a)                                                  25,000                        3,112,109
                                                                                              ------------------
                                                                                              ------------------
                                                                                                     18,345,721
                                                                                              ------------------
                                                                                              ------------------
Services - Business Services, NEC - 3.5%
Redback Networks, Inc. (a)                                              17,700                        2,643,938
                                                                                              ------------------
                                                                                              ------------------

Services-Commercial Physical & Biological Research - 4.1%
Celgene Corp. (a)                                                       20,000                        1,480,000
Quest Diagnostics, Inc. (a)                                             12,800                        1,584,000
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      3,064,000
                                                                                              ------------------
                                                                                              ------------------
Monteagle Opportunity Growth Fund
Schedule of Investments - August 31,  2000 - continued


Common Stocks - continued                                           Shares                          Value

Services - Medical Laboratories - 3.7%
Laboratory Corp. of American Holdings (a)                               23,600                      $ 2,792,175
                                                                                              ------------------
                                                                                              ------------------

Services-Prepackaged Software - 7.6%
Brocade Communications Systems, Inc. (a)                                10,400                        2,348,450
Check Point Software Technologies Ltd. (a)                              11,200                        1,633,100
Siebel Systems, Inc. (a)                                                 8,900                        1,760,531
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      5,742,081
                                                                                              ------------------
                                                                                              ------------------
Telephone & Telegraph Apparatus - 6.3%
ADC Telecommunications, Inc. (a)                                        81,400                        3,332,312
Nortel Networks Corp.                                                   17,400                        1,419,188
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      4,751,500
                                                                                              ------------------
                                                                                              ------------------

TOTAL COMMON STOCKS (Cost $53,301,410)                                                               68,428,020
                                                                                              ------------------
                                                                                              ------------------

                                                                  Principal
                                                                    Amount
Money Market Securities - 11.5 %
Firstar Treasury Fund, 5.53% (b) (Cost $8,637,824)                   8,637,824                        8,637,824
                                                                                              ------------------
                                                                                              ------------------

TOTAL INVESTMENTS - 102.6% (Cost $61,939,234)                                                        77,065,844
                                                                                              ------------------
                                                                                              ------------------
Liabilities in excess of other assets - (2.6%)                                                       (1,964,149)
                                                                                              ------------------
                                                                                              ------------------
Total Net Assets - 100.0%                                                                          $ 75,101,695
                                                                                              ==================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.


Monteagle Opportunity Growth Fund                                                      August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $61,939,234)                                               $ 77,065,844
Receivable for fund shares sold                                                              2,413,445
Dividends receivable                                                                             1,730
Interest receivable                                                                             71,723
                                                                                     ------------------
   Total assets                                                                             79,552,742

Liabilities
Accrued investment advisory fee                                          $ 72,248
Payable for investments purchased                                       4,378,799
                                                                 -----------------

   Total liabilities                                                                         4,451,047
                                                                                     ------------------

Net Assets                                                                                $ 75,101,695
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 43,001,812
Accumulated net realized gain on investments                                                16,973,273
Net unrealized appreciation on investments                                                  15,126,610
                                                                                     ------------------

Net Assets, for 6,701,952 shares                                                          $ 75,101,695
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($75,101,695/6,701,952)                          $ 11.21
                                                                                     ==================

Monteagle Opportunity Growth Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                    $ 7,880
Interest income                                                                                    403,929
                                                                                          -----------------
Total Income                                                                                       411,809


Expenses
Investment advisory fee                                                       $ 710,649
Trustees' fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                           711,499
                                                                                          -----------------
Net Investment Loss                                                                               (299,690)
                                                                                          -----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                   17,272,963
Change in net unrealized depreciation
   on investment securities                                                  (7,919,048)
                                                                      ------------------
Net gain on investment securities                                                                9,353,915
                                                                                          -----------------
Net increase in net assets resulting from operations                                           $ 9,054,225
                                                                                          =================

Monteagle Opportunity Growth Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                 $ (299,690)
   Net realized gain on investment securities                                          17,272,963
   Change in net unrealized depreciation                                               (7,919,048)
                                                                               -------------------
                                                                               -------------------
   Net increase in net assets resulting from operations                                 9,054,225
                                                                               -------------------
Distributions to shareholders
   From net investment income                                                                   0
   From net realized gain                                                                       0
                                                                               -------------------
                                                                               -------------------
   Total distributions                                                                          0
                                                                               -------------------
Share Transactions
   Net proceeds from sale of shares                                                    87,385,790
   Shares issued in reinvestment of distributions                                               0
   Shares redeemed                                                                    (21,338,320)
                                                                               -------------------
Net increase in net assets resulting
   from share transactions                                                             66,047,470
                                                                               -------------------
                                                                               -------------------
   Total increase in net assets                                                        75,101,695
                                                                               -------------------

Net Assets
   Beginning of period                                                                          0
                                                                               -------------------
   End of period [including undistributed accumulated net
      investment income of $0]                                                       $ 75,101,695
                                                                               ===================

Monteagle Opportunity Growth Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment loss                                     (0.04)
   Net realized and unrealized gain                         1.25
                                                   --------------
                                                   --------------
Total from investment operations                            1.21
                                                   --------------
Less Distributions
   From net investment income                                  0
   From net realized gain                                      0
                                                   --------------
                                                   --------------
Total Distributions                                            0
                                                   --------------

Net asset value, end of period                           $ 11.21
                                                   ==============

Total Return (a)                                          12.10%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 75,102
Ratio of expenses to average net assets                    1.27% (b)
Ratio of net investment income to
   average net assets                                    (0.53)% (b)
Portfolio turnover rate                                  605.41% (b)

(a)  For period of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Value Fund
Schedule of Investments - August 31, 2000

Common Stocks - 95.7%                                              Shares                         Value

Aeronautical Systems - 2.8%
Litton Industries, Inc. (a)                                            10,000                       $ 553,125
                                                                                             -----------------
                                                                                             -----------------

Air Transportation Scheduled - 3.8%
AMR Corp. Delaware (a)                                                  8,000                         262,500
Delta Airlines, Inc.                                                   10,000                         495,000
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      757,500
                                                                                             -----------------
                                                                                             -----------------
Aircraft - 2.6%
Northrop Grumman Corp.                                                  6,500                         505,781
                                                                                             -----------------
                                                                                             -----------------

Asset Backed Securities - 6.3%
Amsouth Bancorp.                                                       21,000                         383,250
Bank of America Corp.                                                  16,225                         869,052
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,252,302
                                                                                             -----------------
                                                                                             -----------------
Auto Controls For Regulating Residential - 2.7%
Honeywell International, Inc.                                          13,700                         528,306
                                                                                             -----------------
                                                                                             -----------------

Chemicals - 4.7%
Dow Chemical Co.                                                       15,000                         392,813
Great Lakes Chemical Corp.                                              5,000                         168,750
ICN Pharmaceuticals, Inc.                                              13,000                         368,062
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      929,625
                                                                                             -----------------
                                                                                             -----------------
Communications Equipment - 1.8%
Motorola, Inc.                                                         10,000                         360,625
                                                                                             -----------------
                                                                                             -----------------

Consumer Products - 4.5%
Nashua Corp.                                                           40,000                         325,000
Procter & Gamble Co.                                                    9,000                         556,312
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      881,312
                                                                                             -----------------
                                                                                             -----------------
Depository Banking - 3.3%
Concord EFS, Inc. (a)                                                  20,500                         658,563
                                                                                             -----------------
                                                                                             -----------------

Electric Services - 5.7%
TXU Corp.                                                              12,000                         419,250
Western Resources, Inc.                                                35,000                         700,000
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,119,250
                                                                                             -----------------
                                                                                             -----------------
Engines & Turbines - 1.6%
McDermott International, Inc.                                          40,000                         307,500
                                                                                             -----------------
                                                                                             -----------------

Financial Services - 3.5%
Raymond James Financial, Inc.                                          24,500                         698,250
                                                                                             -----------------
                                                                                             -----------------

Health Products & Services - 3.3%
Quorum Health Group, Inc. (a)                                          51,000                         656,625
                                                                                             -----------------
                                                                                             -----------------


Monteagle Value Fund
Schedule of Investments - August 31, 2000  - continued

Common Stocks - continued                                          Shares                         Value

Industrial Instruments - 1.9%
Rockwell International Corp.                                            9,400                       $ 380,112
                                                                                             -----------------
                                                                                             -----------------

Insurance - 4.4%
Safeco Corp.                                                           18,000                         473,625
Torchmark Corp.                                                        14,000                         392,875
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      866,500
                                                                                             -----------------
                                                                                             -----------------
Motor Vehicles  - 3.7%
General Motors Corp.                                                   10,000                         721,875
                                                                                             -----------------
                                                                                             -----------------

National Commercial Banks - 9.6%
Bank One Corp.                                                          8,000                         282,000
First Tennessee National Corp.                                         27,100                         596,200
First Union Corp.                                                      15,200                         439,850
Regions Financial Corp.                                                26,700                         580,725
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,898,775
                                                                                             -----------------
                                                                                             -----------------
Oil & Gas Filed Machinery & Equipment - 1.1%
Friede Goldman Halter, Inc. (a)                                        40,000                         225,000
                                                                                             -----------------
                                                                                             -----------------

Pharmaceutical Preparations - 2.0%
Bristol-Myers Squibb, Inc.                                              7,500                         397,500
                                                                                             -----------------
                                                                                             -----------------

Photographic Equipment & Supplies - 1.9%
Xerox Corp.                                                            23,000                         369,438
                                                                                             -----------------
                                                                                             -----------------

Publishing or Printing - 1.7%
Knight Ridder, Inc.                                                     6,300                         344,138
                                                                                             -----------------
                                                                                             -----------------

Railroads, Line Haul Operating - 3.7%
CSX Corp.                                                              30,500                         728,188
                                                                                             -----------------
                                                                                             -----------------

Retail - Department Stores - 1.0%
Saks, Inc. (a)                                                         19,000                         190,000
                                                                                             -----------------
                                                                                             -----------------

Retail-Drug Stores & Proprietary Stores - 1.0%
Rite Aid Corp. (a)                                                     48,000                         192,000
                                                                                             -----------------
                                                                                             -----------------

Security Brokers, Dealers & Flotation Companies - 2.6%
Knight Trading Group, Inc. (a)                                         16,000                         502,000
                                                                                             -----------------
                                                                                             -----------------

Monteagle Value Fund
Schedule of Investments - August 31, 2000  - continued

Common Stocks - continued                                          Shares                         Value

State Commercial Banks - 4.0%
Summit Bancorp.                                                        15,000                       $ 415,312
SunTrust Banks, Inc.                                                    7,500                         370,312
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      785,624
                                                                                             -----------------
                                                                                             -----------------
Surgical & Medical Instruments & Apparatus - 2.3%
Becton Dickinson & Co.                                                 15,000                         451,875
                                                                                             -----------------
                                                                                             -----------------

Telephone Communications (No Radio Telephone) - 5.7%
AT&T Corp.                                                             16,300                         513,450
Lucent Technologies, Inc.                                               1,000                          41,813
Verizon Communications                                                 13,000                         567,125
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,122,388
                                                                                             -----------------
                                                                                             -----------------
Water Supply - 2.5%
American Water Works, Inc.                                             20,500                         502,250
                                                                                             -----------------
                                                                                             -----------------


TOTAL COMMON STOCKS (Cost $18,618,368)                                                             18,886,427
                                                                                             -----------------
                                                                                             -----------------

                                                                  Principal
                                                                   Amount
Money Market Securities - 4.1%
Firstar Treasury Fund, 5.53% (b) (Cost $801,731)                      801,731                         801,731
                                                                                             -----------------
                                                                                             -----------------

TOTAL INVESTMENTS - 99.8% (Cost $19,420,099)                                                       19,688,158
                                                                                             -----------------
                                                                                             -----------------
Other assets less liabilities - 0.2%                                                                   46,049
                                                                                             -----------------
                                                                                             -----------------
Total Net Assets - 100.0%                                                                        $ 19,734,207
                                                                                             =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.

Monteagle Value Fund                                                                   August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $19,420,099)                                               $ 19,688,158
Cash                                                                                             6,523
Dividends receivable                                                                            43,636
Interest receivable                                                                              7,187
Receivable for fund shares sold                                                                 11,000
                                                                                     ------------------
   Total assets                                                                             19,756,504

Liabilities
Accrued investment advisory fee                                          $ 22,297
                                                                 -----------------

   Total liabilities                                                                            22,297
                                                                                     ------------------

Net Assets                                                                                $ 19,734,207
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 18,985,790
Accumulated undistributed net investment income                                                 98,396
Accumulated net realized gain on investments                                                   381,962
Net unrealized appreciation on investments                                                     268,059
                                                                                     ------------------

Net Assets, for 1,693,196 shares                                                          $ 19,734,207
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($19,734,207 / 1,693,196)                        $ 11.66
                                                                                     ==================


Monteagle Value Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                 $ 229,957
Interest income                                                                                    41,283
                                                                                          ----------------
Total Income                                                                                      271,240


Expenses
Investment advisory fee                                                       $ 171,994
Trustee's fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                          172,844
                                                                                          ----------------
Net Investment Income                                                                              98,396
                                                                                          ----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                      381,962
Change in net unrealized appreciation
   on investment securities                                                   2,411,473
                                                                      ------------------
Net gain on investment securities                                                               2,793,435
                                                                                          ----------------
Net increase in net assets resulting from operations                                          $ 2,891,831
                                                                                          ================

Monteagle Value Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 98,396
   Net realized gain on investment securities                                           381,962
   Change in net unrealized appreciation                                              2,411,473
                                                                               -----------------
   Net increase in net assets resulting from operations                               2,891,831
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                               -----------------
   Total distributions                                                                        0
                                                                               -----------------
Share Transactions                                                                            0
   Net proceeds from sale of shares                                                  18,835,833
   Shares issued in reinvestment of distributions                                             0
   Shares redeemed                                                                   (1,993,457)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           16,842,376
                                                                               -----------------
   Total increase in net assets                                                      19,734,207
                                                                               -----------------

Net Assets
   Beginning of period                                                                        0
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $98,396]                                                $ 19,734,207
                                                                               =================

Monteagle Value Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.06
   Net realized and unrealized gain                         1.60
                                                   --------------
                                                   --------------
Total from investment operations                            1.66
                                                   --------------
Less Distributions
   From net investment income                               0.00
   From net realized gain                                   0.00
                                                   --------------
                                                   --------------
Total Distributions                                         0.00
                                                   --------------
Net asset value, end of period                           $ 11.66
                                                   ==============

Total Return (a)                                          16.60%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 19,734
Ratio of expenses to average net assets                    1.36% (b)
Ratio of net investment income to
   average net assets                                      0.77% (b)
Portfolio turnover rate                                  375.67% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund, and Monteagle Large Cap Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisers Trust (the "Trust") on August 3, 1999. The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, and Monteagle Value Fund, commenced operations on December 20, 1999, and the Monteagle Large Cap Fund commenced operations on January 18, 2000. Prior to December 20, 1999 the Monteagle Fixed Income, Monteagle Opportunity Growth, and the Monteagle Value Funds were a collection of trusts at First Farmers & Merchants National Bank. On December 20, 1999 these trusts transferred their assets to the Monteagle Funds in a tax-free exchange where the trusts received in return an amount of shares of the Funds equal to the market value of the assets transferred to the Funds. The Funds retained the historical cost basis of the securities that were transferred and as a result the Funds had unrealized gains and losses on the securities that were transferred. The following table represents components of net assets at December 20, 1999:

                     FUND                                 UNREALIZED                PAID-IN CAPITAL
                                                  APPRECIATION/(DEPRECIATION)

          Monteagle Fixed Income                         $ (1,428,654)                $31,140,824
          Monteagle Opportunity Growth                   $ 23,045,658                 $46,689,282
          Monteagle Value                                $ (2,143,415)                $20,679,002

The investment objective of the Monteagle Fixed Income Fund is total return and the investment objective of the other Funds is to provide long-term growth of capital. The Monteagle Opportunity Growth Fund is a non-diversified series of the Trust. The Monteagle Fixed Income Fund, the Monteagle Large Cap Fund, and the Monteagle Value Fund are diversified series of the Trust. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities, that are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUE

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains for the Opportunity Growth Fund, and to paid-in capital for the Fixed Income Fund.

NOTE 3.  CHANGE IN ACCOUNTING PRINCIPLE

Fixed income securities normally will be amortized/accreted over the respective life of the securities. Long-term debt securities that were transferred-in-kind and used as the basis for the initial subscription into the Fixed Income Fund had not been amortized/accreted from their initial purchase date. As a result, the Fixed Income Fund has made amortization and accretion adjustments accordingly. The cumulative effect of this accounting change had no impact on total net assets of the Fixed Income Fund, but resulted in a $317,154 reduction in cost of securities and a corresponding $317,154 decrease in net unrealized depreciation, based on securities transferred into the Fund on December 20, 1999.

The effect of the change for the period ended August 31, 2000 was to decrease net investment income by $317,154, resulting in a reclassification to paid-in capital for the Fixed Income Fund.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Funds, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Fund's respective applicable adviser set forth below. Nashville Capital Corporation was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions. Each Fund is authorized to pay the investment manager a fee based on average daily net assets at the following rates:

           Assets                  Opportunity Growth               Value            Fixed Income       Large Cap
           ------                  ------------------               -----            ------------       ---------
Up to and
   including $25 million                  1.35%                     1.35%               1.15%             1.25%
From $25 up to and
   including $50 million                  1.30%                     1.25%               1.10%             1.13%
From $50 up to and
Over $100 million                         1.10%                     1.00%               0.90%             0.95%


                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUE

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Under the terms of each Fund's management agreement (the "Agreement"), the investment manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage commissions, taxes, borrowing costs, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the investment manager. For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000, the investment manager received fees of $235,276, $710,649, and $171,994 from the Fixed Income, Opportunity Growth, and Value Funds, respectively. For the period January 18, 2000 (commencement of operations of the Large Cap Fund) through August 31, 2000, the investment manager received a fee of $47,040 from the Large Cap Fund.

LARGE CAP FUND AND FIXED INCOME FUND. The investment manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee are primarily responsible for the day-to-day management of the Funds. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

For the period December 20, 1999 (commencement of operations of the Fixed Income
Fund) through August 31, 2000, the adviser received a fee of $60,228 from Nashville Capital Corporation for the Fixed Income Fund. For the period January 18, 2000 (commencement of operations of the Large Cap Fund) through August 31, 2000, the adviser received a fee of $15,054 from Nashville Capital Corporation for the Large Cap Fund.

OPPORTUNITY GROWTH FUND The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since it's founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Fund. Nashville Capital has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, and 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. For the period December 20, 1999 (commencement of operations of the Opportunity Growth Fund) through August 31, 2000, the adviser received a fee of $321,945 from Nashville Capital Corporation for the Opportunity Growth Fund.

VALUE FUND. The investment manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Russell is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital has agreed to pay Russell Investment Group an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. For the period December 20, 1999 (commencement of operations of the Value Fund) through August 31, 2000, the adviser received a fee of $76,442 from Nashville Capital Corporation for the Value Fund.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Each Fund retains AmeriPrime Financial Services, Inc. ("the Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide each Fund with administrative services including all regulatory reporting and necessary office equipment and personnel.

The Administrator receives a monthly fee from Nashville Capital Corporation equal to an annual average rate of 0.10% of each Fund's average daily net assets up to $50 million dollars, 0.075% of each Fund's average daily net assets from $50 million to $100 million dollars and 0.050% of each fund's average daily net assets over $100 million dollars. For the period December 20, 1999 (commencement of operations of Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000, the Administrator received fees of $20,651, $56,182, and $12,812 from Nashville Capital Corporation for administrative services provided to the Fixed Income, Opportunity Growth, Value Funds, respectively. For the period January 18, 2000 (commencement of operations of Large Cap Fund through August 31, 2000, the Administrator received fees of $3,888 from Nashville Capital Corporation for administrative services provided to the Large Cap Fund.

Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period December 20, 1999 (commencement of operations) through August 31, 2000 for the Fixed Income, Opportunity Growth, and Value Funds, respectively. There were no payments made to the Distributor for the period January 18, 2000 (commencement of operations) through August 31, 2000 for the Large Cap Fund. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

Each Fund retains Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 43204, and acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account answers shareholders inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

For its services as transfer agent, Unified receives a monthly fee from the Funds of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000 and for the period of January 19, 2000 (commencement of operations for Large Cap Fund) through August 31, 2000, Unified received fees of $10,013, $10,022, and $9,907 from Nashville Capital Corporation for transfer agent services provided to the Fixed Income, Opportunity Growth, and Value Funds, respectively and $8,993 for the Large Cap Fund. In addition, Unified provides each Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Nashville Capital Corporation equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million and 0.020% of each Fund's assets over $300 million (subject to various minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000 and for the period of January 18, 2000 (commencement of operations for Large Cap Fund) through August 31, 2000, Unified received fees of $17,319, $17,961, and $15,102 for fund accounting services provided to the Fixed Income, Opportunity Growth, and Value Funds, respectively, and a fee of $8,205 for fund accounting services provided to the Large Cap Fund.

NOTE 5.  SHARE TRANSACTIONS

FIXED INCOME FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $30,288,043.
                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 5.  SHARE TRANSACTIONS - CONTINUED

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                     3,125,249                       31,244,919
Shares issued from
Reinvested of Dividend                              4,860                           48,153
Shares redeemed                                  (214,406)                      (2,119,549)
                                         -------------------               --------------------
                                                2,915,703                      $29,173,523
                                         ===================               ====================

OPPORTUNITY GROWTH FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $43,001,812.

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      8,618,264                       87,385,790
Shares redeemed                                 (1,916,312)                     (21,338,320)
                                                -----------                     ------------
                                                 6,701,952                      $66,047,470
                                                ===========                     ============

VALUE FUND. As of August 31, 2000 there was an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $18,985,790.

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      1,883,761                      18,835,833
Shares redeemed                                   (190,565)                     (1,993,457)
                                              --------------                   ------------
                                                 1,693,196                     $16,842,376
                                              ==============                   ============

LARGE CAP FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $12,397,674.

Transactions in shares were as follows:

                                                        FOR THE PERIOD JANUARY 18, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      1,315,309                      $12,609,433
Shares redeemed                                    (22,374)                        (211,759)
                                              -------------                     ------------
                                                 1,292,935                      $12,397,674
                                              =============                     ============

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 6.  INVESTMENTS

FIXED INCOME FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $13,891,412 and $11,620,723, respectively. The gross unrealized appreciation for all securities totaled $192,954 and the gross unrealized depreciation for all securities totaled $827,904 for a net unrealized depreciation of $634,950. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $29,656,504.

OPPORTUNITY GROWTH FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $286,287,871 and $295,567,172, respectively. The gross unrealized appreciation for all securities totaled $15,302,746 and the gross unrealized depreciation for all securities totaled $176,136 for a net unrealized appreciation of $15,126,610. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $61,939,234.

VALUE FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $44,428,304 and $45,753,100, respectively. The gross unrealized appreciation for all securities totaled $1,458,256 and the gross unrealized depreciation for all securities totaled $1,190,197 for a net unrealized appreciation of $268,059. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $19,420,099.

LARGE CAP FUND. For the period January 18, 2000 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $13,563,736 and $2,178,070, respectively. The gross unrealized appreciation for all securities totaled $1,110,580 and the gross unrealized depreciation for all securities totaled $222,044 for a net unrealized appreciation of $888,536. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $11,910,362.

NOTE 7. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 8. RELATED PARTY TRANSACTIONS

Nashville Capital Corporation and the advisers are not registered broker-dealers of securities and thus do not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2000, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
Monteagle Opportunity Growth Fund
Monteagle Value Fund
Monteagle Large Cap Fund
Monteagle Fixed Income Fund
(series of AmeriPrime Advisors Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Monteagle Opportunity Growth Fund, the Monteagle Value Fund, the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund, as of August 31, 2000, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Monteagle Opportunity Growth Fund, the Monteagle Value Fund, the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund as of August 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
September 24, 2000